Leases (Details) - USD ($)		8 Months Ended	12 Months Ended
	Apr. 01, 2023	Mar. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Apr. 30, 2023	Apr. 30, 2022
Leases (Details) [Line Items]
Monthly based rent	$ 40,000
Percentage of increase base rent	3.00%
Increased lease term	4 years
ROU and lease liability					$ 3,620,000
Average remaining term					4 years 6 months 14 days
Total lease expenses					$ 2,720,000	$ 1,800,000
Maturity terms					5 years
Minimum [Member]
Leases (Details) [Line Items]
Effective interest rate					4.50%
Maximum [Member]
Leases (Details) [Line Items]
Effective interest rate					6.25%
Forecast [Member]
Leases (Details) [Line Items]
Monthly based rent		$ 5,000	$ 1,000	$ 2,500
supermarkets’ store [Member]
Leases (Details) [Line Items]
Average remaining term					10 years 25 days